Government Loans (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instruments [Abstract]
Principal outstanding	$ 659,250	$ 679,866
Deferred loan costs, net of amortization	(4,180)	(4,408)
Subtotal	655,070	675,458
Less current portion	(59,403)	(53,858)
Total long term portion	$ 595,667	$ 621,600